Significant Accounting Policies (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	$ 945,025	$ 2,035,378
Capital note	32,000	57,658
Total financial liabilities	977,025	2,093,036
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants
Capital note
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	945,025	2,035,378
Capital note	32,000	57,658
Total financial liabilities	977,025	2,093,036
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants
Capital note
Total financial liabilities